UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EVA Advisers LLC
Address: 120 Fifth Avenue, Suite 600
         New York, NY 10011

13F File Number:  28-13654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Eleanor L Thomas
Title:   Authorized Signatory and Power of Attorney
Phone:   212-514-4983
Signature, Place, and Date of Signing:

Eleanor L Thomas   New York, NY   February 4, 2010

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  76179



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3m Co	                       COM	        88579Y101      291     3374 SH	     SOLE		      3374
AT&T Inc	               COM	        00206R102      245     8343 SH	     SOLE		      8343
Activision Blizzard Inc	       COM	        00507V109      330    26554 SH	     SOLE		     26554
Advanced battery technologie   COM       	00752H102      214    55552 SH	     SOLE		     55552
Affymax Inc.	               COM	        00826A109      161    24256 SH	     SOLE		     24256
Apache Corp	               COM	        00185E106      175    28762 SH	     SOLE		     28762
Apple Computer, Inc	       COM	        037833100      554     1717 SH	     SOLE		      1717
Arris Group Inc.	       COM	        04269Q100      207    18480 SH	     SOLE		     18480
Artio Global Investors Inc     COM	        04315B107      197    13323 SH	     SOLE		     13323
Bank of America Corporation    COM	        060505104      139    10406 SH	     SOLE		     10406
Barry (R.G.)	               COM	        068798107      133    12001 SH	     SOLE		     12001
Best Buy Co Inc	               COM	        086516101      404    11782 SH	     SOLE		     11782
Boeing Co.	               COM	        097023105      278     4253 SH	     SOLE		      4253
CSG Systems Intl Inc           COM	        126349109      256    13503 SH	     SOLE		     13503
CVB Financial Corp.	       COM	        126600105      405    46770 SH	     SOLE		     46770
Chevron Corporation	       COM	        166764100      307     3366 SH	     SOLE		      3366
Cisco Systems Inc	       COM	        17275R102      212    10468 SH	     SOLE		     10468
Citigroup Inc	               COM	        172967101      265    55938 SH	     SOLE		     55938
Coca-Cola Enterprises	       COM	        19122T109      347    13860 SH	     SOLE		     13860
Computer Sciences Corporation  COM	        205363104      374     7539 SH	     SOLE		      7539
Comtech Telecommunications     COM	        205826209      413    14888 SH	     SOLE		     14888
ConocoPhillips	               COM	        20825C104      535     7863 SH	     SOLE		      7863
Core Labratories N.V.	       COM	        N22717107      384     4310 SH	     SOLE		      4310
Cryolite Inc	               COM	        228903100      154    28442 SH	     SOLE		     28442
Emerson Electric Co	       COM	        291011104      204     3566 SH	     SOLE		      3566
Enzon Pharmaceuticals Inc      COM	        293904108      144    11863 SH	     SOLE		     11863
Exxon Mobil Corp	       COM	        30231G102      857    11725 SH	     SOLE		     11725
Female Health Company	       COM	        314462102      117    20602 SH	     SOLE		     20602
Franklin Resources Inc.	       COM	        354613101      295     2651 SH	     SOLE		      2651
Freeport-McMoRan Cpr & Gld Inc COM	        35671D857      211     1758 SH	     SOLE		      1758
GP Strategies Corp	       COM	        36225V104      262    25634 SH	     SOLE		     25634
GSI Technology Inc	       COM	        36241U106      123    15149 SH	     SOLE		     15149
Goldman Sachs Group Inc	       COM	        38141G104      265     1577 SH	     SOLE		      1577
Google Inc.	               COM	        38259P508      624     1051 SH	     SOLE		      1051
Intel Corporation	       COM	        458140100      616    29303 SH	     SOLE		     29303
Johnson & Johnson	       COM	        478160104      694    11228 SH	     SOLE		     11228
Jpmorgan Chase & Co	       COM	        46625H100      322     7590 SH	     SOLE		      7590
Lexmark International Inc-A    COM	        529771107      222     6373 SH	     SOLE		      6373
Lifetime Brands Inc	       COM	        53222Q103      170    12134 SH	     SOLE		     12134
Limited Brands Inc	       COM	        532716107      277     9002 SH	     SOLE		      9002
Lincoln Educational Services   COM	        533535100      168    10848 SH	     SOLE		     10848
Liquidity Services Inc.	       COM	        53635B107      179    12771 SH	     SOLE		     12771
McDonald's Corp	               COM	        580135101      242     3154 SH	     SOLE		      3154
Meadowbrook Insurance Group    COM	        58319P108      346    33720 SH	     SOLE		     33720
Micros Systems Inc.	       COM	        594901100      306     6988 SH	     SOLE		      6988
Microsoft	               COM	        594918104      734    26282 SH	     SOLE		     26282
Multimedia Games Inc.	       COM	        625453105      333    59615 SH	     SOLE		     59615
NIKE Inc	               COM	        654106103      342     4004 SH	     SOLE		      4004
Neutral Tandem Inc	       COM	        64128B108      147    10180 SH	     SOLE		     10180
Oppenheimer Hldgs Inc.  Cl. A  COM	        683797104      378    14419 SH	     SOLE		     14419
Oshkosh Truck Corporation      COM	        688239201      393    11161 SH	     SOLE		     11161
Philip Morris Intntl Inc       COM	        718172109      340     5815 SH	     SOLE		      5815
Power-One Inc	               COM	        73930R102      150    14696 SH	     SOLE		     14696
Procter & Gamble Company       COM	        742718109      212     3293 SH	     SOLE		      3293
Providence Service Corp	       COM	        743815102      201    12488 SH	     SOLE		     12488
RadioShack Corporation	       COM	        750438103      397    21458 SH	     SOLE		     21458
Red Hat Inc	               COM	        756577102      227     4970 SH	     SOLE		      4970
Rigel Pharmaceuticals Inc      COM	        766559603      271    35982 SH	     SOLE		     35982
Sanderson Farms, Inc.	       COM	        800013104      373     9530 SH	     SOLE		      9530
Smart Modular Technologies     COM	        G82245104      149    25936 SH	     SOLE		     25936
Sprint Nextel Corp	       COM	        852061100       43    10048 SH	     SOLE		     10048
Tellabs Inc	               COM	        879664100      124    18326 SH	     SOLE		     18326
Timken Co	               COM	        887389104      311     6516 SH	     SOLE		      6516
Unitedhealth Group Inc	       COM	        91324P102      290     8044 SH       SOLE		      8044
Walmart Stores Inc.	       COM	        931142103      266     4925 SH	     SOLE		      4925
Washington Post Co Cl B	       COM	        939640108      220      500 SH	     SOLE		       500
Wells Fargo & Co	       COM	        949746101      502    16212 SH	     SOLE		     16212
Wilshire Bancorp Inc	       COM	        97186T108      231    30336 SH	     SOLE		     30336
World Wrestling Entertnmt Inc. COM	        98156Q108      197    13869 SH	     SOLE		     13869
Util Select Sector SPDR Fund   ETF	        81369Y886      889    28372 SH	     SOLE		     28372
Global Partners LP	       FND	        37946R109     3258   118925 SH	     SOLE		    118925
Plains All Amern PIPL LP       FND	        726503105    51577   821436 SH	     SOLE		    821436


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